Goodwill and Intangible Assets, Net - Schedule of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2012 CNY
Goodwill and Intangible Assets Disclosure [Abstract]
Balance at beginning of year	$ 47,204	292,885
Acquisition of CAH (note 4)			292,885
Less: Disposal of CAH and WHT (note 4)	(47,204)	(292,885)
Balance at end of year			292,885